Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2020
Allowance for doubtful accounts and credit losses
10. Allowance for doubtful accounts and credit losses:
The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Allowance for doubtful accounts at beginning of year	100,712	98,590	90,373
Provision for doubtful accounts, net of reversal	(74)	(1,375)	5,689
Write-offs	(2,374)	(2,472)	(2,691)
Other	326	(4,370)	(3,019)

Allowance for doubtful accounts at end of year	98,590	90,373	90,352

“Other” includes the impact of currency translation adjustments for the years ended March 31, 2018, 2019 and 2020.
A portion of the allowance for doubtful accounts balance at March 31, 2019 and 2020 totaling ¥74,003 million and ¥66,408 million, respectively, is attributed to certain non-current
receivable balances which are reported as “Other” assets in the consolidated balance sheets.
The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
Allowance for credit losses at beginning of year	178,101	184,087	196,399
Provision for credit losses, net of reversal	76,143	81,440	137,293
Charge-offs	(96,444)	(91,698)	(98,352)
Recoveries	25,344	26,178	25,578
Other	943	(3,608)	(18,569)

Allowance for credit losses at end of year	184,087	196,399	242,349

“Other” primarily includes the impact of currency translation adjustments for the years ended March 31, 2018, 2019 and 2020.
The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	For the year ended March 31, 2018
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	104,354	23,962	30,896
Provision for credit losses, net of reversal	52,891	7,115	6,497
Charge-offs	(74,868)	(2,708)	(823)
Recoveries	20,511	315	59
Other	569	133	171

Allowance for credit losses at end of year	103,457	28,817	36,800

	Yen in millions
	For the year ended March 31, 2019
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	103,457	28,817	36,800
Provision for credit losses, net of reversal	68,470	710	3,990
Charge-offs	(72,657)	(2,903)	(1,111)
Recoveries	20,485	345	45
Other	(2,161)	(486)	(716)

Allowance for credit losses at end of year	117,594	26,483	39,008

	Yen in millions
	For the year ended March 31, 2020
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	117,594	26,483	39,008
Provision for credit losses, net of reversal	107,784	9,716	12,544
Charge-offs	(82,613)	(3,267)	(105)
Recoveries	20,277	353	33
Other	(11,552)	(2,386)	(3,691)

Allowance for credit losses at end of year	151,490	30,899	47,789